Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consists of the following as of March 31, 2024 and 2023:

	As of March 31,
	2023	2024
	USD	USD
Buildings	3,586,301	3,586,301
Plant and machinery	299,916	299,916
Furniture and fixtures	904,325	1,006,797
Motor vehicles	109,423	212,154
Total	4,899,965	5,105,168
Less: accumulated depreciation	(2,532,829)	(2,680,596)
Total property, plant and equipment, net	2,367,136	2,424,572